Financial Instruments (Undiscounted Contractual Maturities) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	$ 200	$ 200	$ 200
Accounts payable and accrued liabilities	959	988
Long-term debt repayable at maturity	4,597	4,597
Leases	1,438
Interest payable	2,515
Accrued interest and dividends	260	$ 210
Within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	200
Accounts payable and accrued liabilities	959
Long-term debt repayable at maturity	1
Leases	152
Interest payable	218
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	1,046
Leases	288
Interest payable	365
3-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	300
Leases	231
Interest payable	344
Over 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	3,250
Leases	767
Interest payable	$ 1,588